Shareholder's Equity - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 08, 2017	Feb. 28, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 15, 2018	Dec. 31, 2017
Stockholders Equity Disclosure [Line Items]
Preference shares, shares authorized				1,000,000	1,000,000	1,000,000		1,000,000
Preference shares, shares issued				0	0	0		0
Preference shares, shares outstanding				0	0	0		0
Class A Ordinary Shares [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized				200,000,000	200,000,000	200,000,000		200,000,000
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued				20,000,000	20,000,000	20,000,000		0
Ordinary shares issued or outstanding				20,000,000	20,000,000	20,000,000		0
Ordinary shares subject to possible redemption, shares				18,244,133	19,034,909	19,166,628		0
Ordinary shares, shares issued				1,068,674	965,091	833,372		0
Ordinary shares, shares outstanding				1,068,674	965,091	833,372		0
Class A Ordinary Shares [Member] | Founder [Member]
Stockholders Equity Disclosure [Line Items]
Maximum number of founder shares agreed to forfeit by sponsor				750,000	750,000	750,000
Class B Ordinary Shares [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized				20,000,000	20,000,000	20,000,000		20,000,000
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued or outstanding					5,000,000	5,000,000		5,750,000
Ordinary shares, shares issued	5,750,000		5,750,000	5,000,000	5,000,000	5,000,000		5,750,000
Repurchase of shares surrendered by sponsor			2,875,000
Consideration for surrender of ordinary shares by certain shareholder			$ 0
Ordinary shares, shares outstanding including forfeitures	5,750,000		5,750,000
Over-allotment option expiration date					Mar. 29, 2018	Mar. 29, 2018
Ownership percentage held by initial shareholders					20.00%	20.00%
Ordinary shares, shares outstanding				5,000,000	5,000,000	5,000,000		5,750,000
Common stock, voting rights				Holders of Class B ordinary shares are entitled to one vote for each share.	Holders of Class B ordinary shares are entitled to one vote for each share.	Holders of Class B ordinary shares are entitled to one vote for each share.
Maximum number of founder shares agreed to forfeit by sponsor					750,000	750,000
Class B Ordinary Shares [Member] | Founder [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares issued during the period		8,625,000
Repurchase of shares surrendered by sponsor	2,875,000
Ordinary shares, shares outstanding	8,625,000		8,625,000
Private Placement [Member]
Stockholders Equity Disclosure [Line Items]
Warrants, description				The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.	The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.	The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.
Closing price of common stock							$ 1.50
Private Placement [Member] | Class B Ordinary Shares [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, par value				$ 0.001
Public Warrants [Member]
Stockholders Equity Disclosure [Line Items]
Warrants, description				The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Warrants expiration period				5 years	5 years	5 years
Price per warrants				$ 0.01	$ 0.01	$ 0.01
Redemption period of warrants				30 days	30 days	30 days
Closing price of common stock				$ 18.00	$ 18.00	$ 18.00